Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 19 – INCOME TAXES

The tax reform bill that Congress voted to approve December 20, 2017, also known as the “Tax Cuts and Jobs Act”, made sweeping modifications to the Internal Revenue Code, including a much lower corporate tax rate, changes to credits and deductions, and a move to a territorial system for corporations that have overseas earnings. The act replaced the prior-law graduated corporate tax rate, which taxed income over $10 million at 35%, with a flat rate of 21%. Due to the continuing loss position of the Company, management believes changes from the “Tax Cuts and Jobs Act” should not be material in the periods presented.

The components of earnings before income taxes for the years ended December 31, 2021 and 2020 were as follows:

	Years Ended December 31,
	2021	2020
Loss before income taxes
Domestic	$(10,412,600)	$(5,755,300)
Foreign	—	—
Total loss before income taxes	$(10,412,600)	$(5,755,300)

Income tax provision (benefit) consists of the following for the years ended December 31, 2021 and 2020:

Years Ended December 31,
	2021	2020
Income tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Foreign	—	—
Total current	—	—
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred	—	—

Total income tax provision (benefit)	$—	$—

A reconciliation of the income tax provision (benefit) by applying the statutory United States federal income tax rate to income (loss) before income taxes is as follows:

	Years Ended December 31,
	2021	2020
Rate Reconciliation
Expected tax at statutory rate	$(2,186,700)	$(1,208,600)
Permanent differences	1,041,000	354,200
State income tax, net of federal benefit	(192,100)	(143,300)
State rate change - federal impact	—	—
State rate change adjustment	—	—
Foreign taxes at rate different than US taxes	—	—
Current year change in valuation allowance	320,900	997,700
Prior year true-ups	1,016,900	—

Income tax provision (benefit)	$—	$—

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	Years Ended December 31,
	2021	2020
Deferred Tax Assets (Liabilities) Detail
Net operating loss deferred tax asset	$4,882,000	$4,839,900
Gain from change in fair value of derivative financial instruments	(176,600)	(181,300)
Gain from change in fair value of contingent acquisition consideration	73,000	(18,600)
Loss from change in fair value of debt	93,600	93,600
Right of use lease asset	(129,200)	—
Lease liability	129,500	—
Stock compensation	182,100	—
Deferred tax assets (liabilities)	5,054,400	4,733,600
Valuation allowance	(5,054,400)	(4,733,600)
Net deferred tax assets (liabilities)	$—	$—

As of December 31, 2021 and 2020, the Company had available for income tax purposes approximately $19.9 million and $15.6 million respectively in federal and state net operating loss carry forwards, which may be available to offset future taxable income, of which $2.5 million expire in 2026 through 2027 and $17.4 million carry forward indefinitely. Due to the uncertainty of the utilization and recoverability of the loss carry-forwards and other deferred tax assets, Management has determined a full valuation allowance for the deferred tax assets, since it is more likely than not that the deferred tax assets will not be realizable.

Prior to 2014, the Company was an S-Corporation, as defined in the Internal Revenue Code. As an S-Corporation, income/losses were passed through to the stockholders for each year. During 2014, the Company failed to meet the requirements of an S-Corporation when it authorized and issued a second class of stock other than common stock. The S-Corporation requirements allow only one class of stock, among other certain requirements, to maintain S-Corporation status, as defined. The Company upon failing to maintain its S Corporation status became a C-Corporation during 2014. Prior year losses and up to the date that the Company lost its S-Corporation status are not available to the Company since such losses were passed through to qualified S-Corporation shareholders. The net operating loss (“NOL”) carryovers presented in this note are estimates based on the losses reported at December 31, 2018, 2017 and 2016. While such NOL carryovers could also be subject to IRC Section 382/383 change of ownership rules, management has not reviewed the Company’s ownership changes at the date of this filing. If an ownership change has occurred, the entire amount of Deferred Tax Assets could be limited or possibly eliminated. Based upon management’s assessment a full valuation allowance has been placed upon the net deferred tax assets, since it is more likely than not that such assets will not be realized. Therefore, no financial statement benefit has been taken for the deferred tax assets, as of the filing date.

The Company has not taken any uncertain tax positions on any of its open income tax returns filed through the period ended December 31, 2021. The Company’s methods of accounting are based on established income tax principles in the Internal Revenue Code and are reflected within its filed income tax returns on the accrual basis.

The Company re-assesses the validity of its conclusions regarding uncertain tax positions on a quarterly basis to determine if facts or circumstances have arisen that might cause the Company to change its judgment regarding the likelihood of a tax position’s sustainability under audit. The Company has determined that there were no uncertain tax positions for the years ended December 31, 2021 and 2020.